Capital Structure - Summary of changes in series 1 convertible preferred stock and common stock shares (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2007	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Conversion of preferred shares to common stock, shares		194,758
Series 1 Convertible Preferred Stock
Balance, beginning (in shares)		376,387	376,387	376,387	376,387
Conversion of preferred shares to common stock, shares	2,000,000
Common stock issuances (in shares)
Balance, ending (in shares)			376,387	376,387	376,387
Common Stock
Balance, beginning (in shares)			18,634,369	18,634,369	18,634,369
Conversion of preferred shares to common stock, shares
Common stock issuances (in shares)			2,514,493
Balance, ending (in shares)			21,148,862	18,634,369	18,634,369